Stock Options (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation	$ 113,758	$ 210,180	$ 219,239
2015 Plan [Member]
Options to purchase ordinary shares	6,000,000
Aggregate intrinsic value for the options exercisable	$ 488,191,000
Weighted average remaining contractual life	3 years 11 days
Unrecognized compensation expense	$ 11,440,000
Weighted average period	3 months
Ordinary shares available for future issuance	4,241,685
Employees And Directors [Member] | 2015 Plan [Member]
Stock-based compensation	$ 68,649	$ 80,094